INCOME TAXES (Details Narrative) $ in Thousands, د.م. in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MAD (د.م.)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective tax rate	10.00%	10.00%	1.00%	3575.00%
Net taxable income	$ (19,128)		$ (7,982)	$ (110)
Net operating loss	12,021		7,265
Valuation allowance	$ 12,021		$ 7,265	$ 9,854
MOROCCO
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate	20.00%	20.00%
BURKINA FASO
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate	27.50%	27.50%
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate	20.00%	20.00%
Net taxable income | د.م.		د.م. 100
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate	35.00%	35.00%
Net taxable income | د.م.		د.م. 100